As filed with the Securities and Exchange Commission on November 30, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08685

Rochdale Investment Trust
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Rochdale Dividend & Income Portfolio
Schedule of Investments
September 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS: 96.6%
CONSUMER DISCRETIONARY: 6.1%
3,491	Cherokee, Inc.	$83,679
47,805	Heelys, Inc.	101,347
43,000	McDonald's Corp.	2,454,010
58,300	Regal Entertainment Group - Class A	718,256
		3,357,292
CONSUMER STAPLES: 22.2%
9,000	Alberto-Culver Co.	249,120
14,250	Altria Group, Inc.	253,792
25,000	B & G Foods, Inc. - Class A	204,750
73,950	B & G Foods, Inc. - EIS	1,203,167
9,700	General Mills, Inc.	624,486
7,035	H.J. Heinz & Co.	279,641
24,000	Hershey Co./The	932,640
2,600	J.M. Smucker Co./The	137,826
7,000	Kimberly-Clark Corp.	412,860
20,382	Kraft Foods, Inc. - Class A	535,435
8,000	Lancaster Colony Corp.	410,160
12,526	Lorillard, Inc.	930,682
20,000	Philip Morris International Inc.	974,800
18,569	Procter & Gamble Co./The	1,075,516
5,346	Reynolds American, Inc.	238,004
40,000	Sysco Corp.	994,000
20,000	Unilever Plc - ADR (b)	573,600
76,558	Vector Group Ltd.	1,192,774
22,000	Wal-Mart Stores, Inc.	1,079,980
		12,303,233
ENERGY: 12.5%
8,100	BP Plc - ADR (b)	431,163
4,400	Buckeye Partners LP	213,004
9,783	Chevron Corp.	689,017
9,000	Dorchester Minerals LP	203,130
7,500	Enbridge Energy Partners LP	337,950
3,700	Energy Transfer Partners LP	157,435
5,200	Enterprise Products Partners LP	147,264
16,938	Exxon Mobil Corp.	1,162,116
5,700	Kinder Morgan Energy Partners LP	307,914
11,250	Nustar Energy LP	583,200
17,000	Occidental Petroleum Corp.	1,332,800
1,200	ONEOK Partners, LP	63,492
24,806	Penn West Energy Trust (b)	392,927
9,800	Plains All American Pipeline LP	453,642
13,300	TEPPCO Partners LP	461,776
		6,936,830
FINANCIALS: 5.4%
66,070	Babcock & Brown Air Ltd. - ADR (b)	634,272
17,952	Bank of America Corp.	303,748
5,901	Comerica, Inc.	175,083
28,571	FirstMerit Corp.	543,706
5,935	NBT Bancorp, Inc.	133,775
15,000	TD Ameritrade Holding Corp. (a)	294,300
6,067	Travelers Companies, Inc./The	298,678
46,050	Trustco Bank Corp.	287,812
10,000	U.S. Bancorp	218,600
7,513	Whitney Holding Corp.	71,674
		2,961,648
HEALTH CARE: 8.0%
8,000	Abbott Laboratories	395,760
111,940	Bristol-Myers Squibb Co.	2,520,889
11,000	Johnson & Johnson	669,790
9,150	Merck & Co., Inc.	289,414
32,000	Pfizer Inc.	529,600
		4,405,453
INDUSTRIALS: 5.6%
13,400	3M Co.	988,920
3,600	Cooper Industries PLC - Class A (b)	135,252
25,000	Deluxe Corp.	427,500
32,997	General Electric Co.	541,811
1,872	Honeywell International, Inc.	69,545
4,074	Landauer, Inc.	223,989
32,000	Olin Corp.	558,080
3,753	Weyerhaeuser Co.	137,547
		3,082,644
INFORMATION TECHNOLOGY & TELECOMMUNICATION SERVICES: 8.6%
27,800	AT&T, Inc.	750,878
55,900	Consolidated Communications Holdings, Inc.	894,959
84,200	Frontier Communications Corp.	634,868
32,000	Iowa Telecommunications Services, Inc.	403,200
30,000	Microsoft Corp.	776,700
17,367	Verizon Communications, Inc.	525,699
78,500	Windstream Corp.	795,205
		4,781,509
MATERIALS: 1.4%
36,000	Acadian Timber Income Fund (b)	270,677
3,980	E.I. du Pont de Nemours & Co.	127,917
12,000	Southern Copper Corp.	368,280
		766,874
REITS: 14.0%
17,229	Apartment Investment & Management Co. - Class A	254,128
8,914	Camden Property Trust	359,234
11,000	Equity One, Inc.	172,370
26,631	First Industrial Realty Trust, Inc.	139,813
29,046	Health Care Property Investors, Inc.	834,782
11,612	Health Care REIT, Inc.	483,291
17,000	Healthcare Realty Trust, Inc.	359,210
231,313	HRPT Properties Trust	1,739,474
15,385	Liberty Property Trust	500,474
38,879	Nationwide Health Properties, Inc.	1,204,860
16,973	Pennsylvania Real Estate Investment Trust	129,165
10,036	Sovran Self Storage, Inc.	305,396
24,492	Tanger Factory Outlet Centers, Inc.	914,531
13,115	Washington Real Estate Investment Trust	377,712
		7,774,440
SHIPPING & TRANSPORTATION: 2.8%
14,900	DHT Maritime, Inc. (b)	56,024
29,090	General Maritime Corp. (b)	225,157
55,000	Jazz Air Income Fund (b)	188,530
12,000	Knightsbridge Tankers Ltd. (b)	156,480
31,000	Nordic American Tanker Shipping Limited (b)	916,980
		1,543,171
UTILITIES: 10.0%
8,200	Amerigas Partners LP	295,528
15,000	Atmos Energy Corp.	422,700
4,536	Cleco Corp.	113,763
6,755	DTE Energy Co.	237,371
9,506	Duke Energy Corp.	149,624
12,452	EQT Corp.	530,455
7,300	Ferrellgas Partners LP	145,416
17,500	Great Plains Energy Inc.	314,125
24,010	Hawaiian Electric Industries, Inc.	435,061
7,977	Integrys Energy Group, Inc.	286,294
11,986	National Fuel Gas Co.	549,079
8,396	Northwest Natural Gas Co.	349,777
3,500	NSTAR	111,370
4,000	OGE Energy Corp.	132,320
4,185	Pinnacle West Capital Corp.	137,352
12,329	Progress Energy, Inc.	481,571
4,753	Spectra Energy Corp.	90,022
11,200	Suburban Propane Partners LP	468,384
19,318	United Utilities Group Plc - ADR (b)	282,147
		5,532,359
Total Common Stocks
(Cost $57,000,644)		53,445,453

PREFERRED STOCK: 0.1%
REITS: 0.1%
1,760	Public Storage	41,958
Total Preferred Stock
(Cost $44,000)		41,958

SHORT TERM INVESTMENT: 3.1%
Money Market Investment: 3.1%
1,725,392	Fidelity Institutional Government Portfolio	1,725,392
Total Short Term Investment
(Cost $1,725,392)		1,725,392

TOTAL INVESTMENTS
(Cost $58,770,036), 99.8%		55,212,803
OTHER ASSETS IN EXCESS OF LIABILITIES, 0.2%		116,945
TOTAL NET ASSETS, 100.0%		$55,329,748

(a) Non Income Producing.
(b) Foreign Security.
ADR American Depository Receipt.

Rochdale Dividend & Income Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited), Continued
Summary of Fair Value Exposure

The Portfolio has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$3,357,292	$-	$-	$3,357,292
Consumer Staples	12,303,233	-	-	12,303,233
Energy	6,936,830	-	-	6,936,830
Financials	2,961,648	-	-	2,961,648
Health Care	4,405,453	-	-	4,405,453
Industrials	3,082,644	-	-	3,082,644
Information Technology & Telecommunication Services	4,781,509	-	-	4,781,509
Materials	766,874	-	-	766,874
REITs	7,774,440	-	-	7,774,440
Shipping & Transportation	1,543,171	-	-	1,543,171
Utilities	5,532,359	-	-	5,532,359
Total Common Stock	53,445,453	-	-	53,445,453

Preferred Stock	41,958	-	-	41,958

Short Term Investment	1,725,392	-	-	1,725,392

Total Investments in Securities	$55,212,803	$-	$-	$55,212,803

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
September 30, 2009 (Unaudited)

Principal Amount		Coupon Rate		Maturity Date		Value

CORPORATE BONDS: 74.3%
CONSUMER DISCRETIONARY: 3.0%
$ 250,000	Best Buy Co.	6.750%		07/15/2013		$267,828
250,000	Hasbro Inc.	6.125%		05/15/2014		271,936
500,000	Home Depot, Inc.	5.400%		03/01/2016		522,744
240,000	Sotheby's	3.125%		06/15/2013		209,400
500,000	Toyota Motor Credit Corp.	5.750%		02/17/2017		505,821
						1,777,729
CONSUMER STAPLES: 9.9%
250,000	Altria Group Inc.	7.750%		02/06/2014		284,934
100,000	Altria Group Inc.	8.500%		11/10/2013		115,984
300,000	Anheuser-Busch Cos, Inc.	9.000%		12/01/2009		303,275
250,000	Avon Products Inc.	4.200%		07/15/2018		242,654
58,000	B & G Foods Inc.	8.000%		10/01/2011		58,725
636,000	Bunge Limited Finance Corp.	5.100%		07/15/2015		631,966
257,000	Bunge Limited Finance Corp.	5.875%		05/15/2013		271,725
114,000	Bunge Limited Finance Corp.	7.800%		10/15/2012		124,401
250,000	Campbell Soup Co.	8.875%		05/01/2021		340,713
250,000	Estee Lauder Co. Inc.	7.750%		11/01/2013		288,247
400,000	Heinz (H.J.) Finance Co.	6.000%		03/15/2012		433,238
360,000	Kraft Foods Inc.	5.625%		11/01/2011		383,030
200,000	Kraft Foods Inc.	6.125%		02/01/2018		211,936
100,000	Kraft Foods Inc.	6.125%		08/23/2018		106,069
250,000	PepsiAmericas Inc.	4.875%		01/15/2015		269,345
500,000	PepsiCo, Inc.	5.000%		06/01/2018	(b)	535,234
500,000	Philip Morris International Inc.	4.875%		05/16/2013		531,164
252,000	Reynolds American Inc.	7.250%		06/01/2013		274,187
3,000	RJ Reynolds Tobacco Holdings	7.250%		06/01/2012		3,222
275,000	Walgreen Co.	5.250%		01/15/2019	(b)	298,963
250,000	WM Wrigley Jr Co.	4.650%		07/15/2015		240,625
						5,949,637
ENERGY: 8.3%
250,000	Amerigas Partners LP	7.250%		05/20/2015		243,750
400,000	Buckeye Partners	4.625%		07/15/2013		408,432
125,000	Burlington Resources, Inc.	9.875%		06/15/2010		132,798
250,000	Conoco Phillips	4.750%		02/01/2014		268,968
200,000	Conoco Phillips	9.375%		02/15/2011		220,610
3,000	Energy Transfer Partners	5.950%		02/01/2015		3,149
205,000	Energy Transfer Partners	8.500%		04/15/2014		236,887
93,000	Ferrellgas Partners LP	8.750%		06/15/2012		93,930
250,000	Inergy LP	6.875%		12/15/2014		238,750
284,000	Kinder Morgan Energy Partners	5.625%		02/15/2015		304,843
135,000	Knight Inc.	6.500%		09/01/2012		138,713
100,000	Louisiana Land & Exploration	7.650%		12/01/2023		115,474
300,000	Marathon Oil Canada Corp. (d)	8.375%		05/01/2012		339,665
250,000	Nustar Logistics LP	7.650%		04/15/2018		270,970
300,000	Nustar Pipeline Operations	5.875%		06/01/2013		310,643
250,000	Pacific Energy Partners	7.125%		06/15/2014		258,908
20,000	Plains All American Pipeline	5.875%		08/15/2016		20,448
400,000	Premcor Refining Group	7.500%		06/15/2015		410,553
240,000	Spectra Energy Capital	5.500%		03/01/2014		250,556
105,000	Suburban Propane Partners	6.875%		12/15/2013		103,819
53,000	Teppco Partners LP	5.900%		04/15/2013		55,399
500,000	Valero Energy Corp.	6.125%		06/15/2017		516,220
						4,943,485
FINANCIALS: 19.8%
90,000	American Express Bank	6.000%		09/13/2017		93,100
500,000	American Express Centurion	0.403%	(a)	12/17/2009		499,989
300,000	American Express Centurion	5.550%		10/17/2012		317,964
250,000	American Express Credit Co.	7.300%		08/20/2013		277,248
5,000	Bank of America Corp.	4.900%		05/15/2018		4,626
10,000	Bank of America Corp.	5.150%		08/15/2015		9,887
10,000	Bank of America Corp.	5.500%		02/15/2015		10,058
10,000	Bank of America Corp.	5.600%		02/15/2016		9,996
10,000	Bank of America Corp.	5.650%		12/15/2015		10,028
25,000	Bank of America Corp.	5.750%		05/15/2016		25,055
119,000	Bank of America Corp.	6.000%		06/15/2016		118,383
130,000	Bank of America Corp.	7.800%		02/15/2010		132,725
500,000	Bank of America Corp.	10.200%		07/15/2015		586,290
375,000	BB&T Corp.	5.200%		12/23/2015		386,802
615,000	Bear Stearns Cos. LLC	5.550%		01/22/2017		621,900
500,000	Berkshire Hathaway	4.750%		05/15/2012		535,323
250,000	General Electric Capital Corp.	0.330%	(a)	03/12/2010	(b)	249,983
400,000	General Electric Capital Corp.	0.605%	(a)	08/20/2010		399,297
400,000	General Electric Capital Corp.	5.000%	(a)	09/12/2011		403,292
12,000	General Electric Capital Corp.	6.000%	(a)	05/15/2015		11,899
15,000	General Electric Capital Corp.	5.250%		01/15/2016		14,994
275,000	General Electric Capital Corp.	5.250%	(a)	11/28/2017		275,886
250,000	General Electric Capital Corp.	5.310%		02/01/2011		252,446
200,000	General Electric Capital Corp.	5.375%		06/15/2015		203,296
30,000	General Electric Capital Corp.	5.375%		02/15/2016		30,082
35,000	General Electric Capital Corp.	5.450%		01/15/2016		35,197
500,000	General Electric Capital Corp.	5.500%		10/06/2017		491,795
10,000	General Electric Capital Corp.	5.550%		07/15/2016		10,258
300,000	General Electric Capital Corp.	5.625%		09/15/2017		303,760
15,000	General Electric Capital Corp.	6.750%		05/15/2018		16,116
250,000	Goldman Sachs Group, Inc.	5.350%		01/15/2016		258,207
500,000	Goldman Sachs Group, Inc.	5.625%		01/15/2017		503,717
300,000	Goldman Sachs Group, Inc.	6.250%		09/01/2017		317,278
350,000	Goldman Sachs Group, Inc.	6.600%		01/15/2012		380,055
228,000	HSBC Finance Corp.	5.500%		01/19/2016		233,083
165,000	Jefferies Group Inc.	5.875%		06/08/2014		167,391
250,000	Jefferies Group Inc.	7.750%		03/15/2012		268,320
250,000	JP Morgan Chase & Co.	5.750%		01/02/2013		266,827
193,000	JP Morgan Chase & Co.	6.125%		06/27/2017		203,413
340,000	JP Morgan Chase & Co.	7.000%		11/15/2009		341,911
400,000	Lehman Brothers Holdings, Inc. (e)	0.000%		09/28/2037		68,000
350,000	Merrill Lynch & Co.	5.000%		02/03/2014		351,792
350,000	Merrill Lynch & Co.	6.050%		05/16/2016		350,745
250,000	Morgan Stanley	4.750%		04/01/2014		248,155
300,000	NASDAQ	2.500%		08/15/2013		261,375
250,000	National City Bank	0.614%	(a)	01/21/2010		249,752
250,000	National City Corp.	4.000%		02/01/2011		251,875
500,000	NYSE Euronext	4.800%		06/28/2013		531,156
35,000	Principal Life Income Funding	5.100%		04/15/2014		36,061
250,000	Salomon Smith Barney Holdings, Inc.	7.300%		08/01/2013		249,358
						11,876,146
HEALTH CARE - 2.3%
500,000	Amgen Inc.	6.150%		06/01/2018		565,460
500,000	Johnson & Johnson	5.150%		07/15/2018		545,662
230,000	Teva Pharmaceutical Finance LLC	5.550%		02/01/2016		246,291
						1,357,413
INDUSTRIALS - 2.5%
250,000	Caterpillar Financial Services Corp.	1.033%	(a)	06/24/2011		251,705
11,000	Caterpillar Financial Services Corp.	5.500%		02/15/2016		11,000
250,000	Caterpillar Inc.	7.000%		12/15/2013		286,996
25,000	Eaton Corp.	5.950%		03/20/2014		27,324
250,000	Ingersoll - Rand Global Holding Co. (d)	9.500%		04/15/2014		295,407
150,000	Stanley Works	6.150%		10/01/2013		163,686
300,000	Thomas & Betts Corp.	7.250%		06/01/2013		305,787
125,000	United Technologies Corp.	9.340%		02/01/2011		132,983
						1,474,888
INFORMATION TECHNOLOGY - 2.8%
315,000	Hewlett-Packard Co.	4.500%		03/01/2013		336,341
250,000	Hewlett-Packard Co.	4.750%		06/02/2014		268,316
205,000	IBM Corp.	7.625%		10/15/2018		252,267
250,000	IBM Corp.	8.375%		11/01/2019		330,385
233,000	Intuit Inc.	5.750%		03/15/2017		243,660
253,000	Linear Technology Corp.	3.000%		05/01/2027	(b)	244,145
						1,675,114
MATERIALS - 5.0%
200,000	Alcoa Inc.	5.550%		02/01/2017	(b)	194,148
200,000	Alcoa Inc.	6.000%		07/15/2013	(b)	208,772
250,000	Arcelormittal (d)	5.375%		06/01/2013		255,590
264,000	Arcelormittal (d)	9.750%		04/01/2014		276,540
250,000	Cabot Corp.	5.000%		10/01/2016		249,538
250,000	E.I. du Pont De Nemours and Co.	4.875%		04/30/2014		267,994
300,000	Freeport - McMoran Copper & Gold	8.250%		04/01/2015		319,125
355,000	International Paper Co.	5.250%		04/01/2016		355,175
250,000	Potash Corporation of Saskatchewan (d)	5.250%		05/15/2014		270,463
258,000	Rio Tinto Finance USA Ltd. (d)	8.950%		05/01/2014	(b)	304,488
300,000	Vulcan Materials	6.400%		11/30/2017		314,277
						3,016,110
REITS - 2.1%
293,000	Health Care Property Investors, Inc.	5.950%		09/15/2011		300,953
112,000	Healthcare Realty Trust	5.125%		04/01/2014		105,381
113,000	HRPT Properties Trust	6.500%		01/15/2013		113,242
250,000	Nationwide Health Properties	6.250%		02/01/2013		253,212
250,000	Realty Income Corp.	5.950%		09/15/2016		239,697
255,000	Washington REIT	5.950%		06/15/2011		260,322
						1,272,807
SHIPPING & TRANSPORTATION - 2.4%
250,000	American Airlines	7.858%		10/01/2011		249,687
150,000	Burlington North Santa Fe	7.000%		02/01/2014		171,527
71,000	Continental Airlines Inc.	6.563%		02/15/2012		63,368
522,371	FedEx Corp.	7.020%		01/15/2016		553,713
400,000	Union Pacific Corp.	4.875%		01/15/2015		421,528
						1,459,823
TELECOMMUNICATION SERVICES - 4.2%
250,000	AT&T Mobility LLC	6.500%		12/15/2011		274,821
308,000	British Telecommunications Plc (d)	5.150%		01/15/2013		320,876
300,000	Cingular Wireless Service	7.875%		03/01/2011		325,570
80,000	Deutsche Telekom International Finance (d)	5.750%		03/23/2016		84,824
146,000	Embarq Corp.	6.738%		06/01/2013		158,323
218,000	Embarq Corp.	7.082%		06/01/2016		236,870
250,000	Rogers Communications (d)	8.000%		12/15/2012		256,875
286,000	Telecom Italia Capital (d)	5.250%		11/15/2013		300,856
275,000	Verizon Communications	7.250%		12/01/2010		292,678
250,000	Verizon New England Inc.	4.750%		10/01/2013		259,933
						2,511,626
UTILITIES - 12.0%
8,000	AGL Capital Corp.	6.375%		07/15/2016		8,693
500,000	American Electric Power	5.375%		03/15/2010		509,905
250,000	Arizona Public Service Co.	6.500%		03/01/2012		266,048
250,000	Commonwealth Edison	4.700%		04/15/2015		260,867
263,000	Enersis SA (d)	7.375%		01/15/2014		290,164
5,000	Entergy Gulf States	5.250%		08/01/2015		4,991
250,000	Entergy Gulf States	6.000%		12/01/2012		250,408
250,000	Entergy New Orleans Inc.	5.250%		08/01/2013		255,214
335,000	Florida Power & Light	4.850%		02/01/2013		357,728
35,000	Indiana Michigan Power	5.650%		12/01/2015		37,006
133,000	Jersey Central Power & Light	5.625%		05/01/2016		141,357
250,000	KCP&L Greater Missouri	7.950%		02/01/2011		262,705
500,000	National Fuel Gas Co.	6.700%		11/21/2011		537,878
250,000	National Grid Plc (d)	6.300%		08/01/2016		273,721
300,000	National Rural Utilities	6.550%		11/01/2018		334,519
250,000	National Rural Utilities Cooperative	4.375%		10/01/2010		258,181
250,000	National Rural Utilities Cooperative	5.450%		04/10/2017		264,036
257,000	Nisource Finance Corp.	5.400%		07/15/2014		261,168
100,000	Nisource Finance Corp.	7.875%		11/15/2010		105,201
300,000	Northern State Power (A Minnesota Corporation)	8.000%		08/28/2012		348,781
151,000	Ohio Edison	5.450%		05/01/2015		159,365
97,000	Ohio Edison	6.400%		07/15/2016		106,710
2,000	Oneok Inc.	6.150%		10/01/2016		2,085
250,000	Oneok Inc.	7.125%		04/15/2011		267,770
500,000	Pacificorp	5.450%		09/15/2013		540,021
50,000	Pennsylvania Electric Co.	6.050%		09/01/2017		53,529
250,000	Pepco Holdings Inc.	6.450%		08/15/2012		268,242
400,000	PSEG Power LLC	7.750%		04/15/2011		432,161
250,000	Southwestern Public Service	8.750%		12/01/2018		315,875
						7,174,329
Total Corporate Bonds
(Cost $43,365,626)						44,489,107

U.S. GOVERNMENT AGENCY OBLIGATIONS: 22.0%
Federal Farm Credit Bank: 1.6%
455,000		5.850%		12/15/2020	(b)	466,955
500,000		6.050%		10/26/2021	(b)	501,623
						968,578
Federal Home Loan Bank: 2.3%
245,000		5.350%		01/25/2023		247,533
275,000		5.500%		10/27/2016		275,974
225,000		5.500%		08/20/2018		242,530
585,000		5.500%		01/25/2023		588,133
						1,354,170
Federal Home Loan Mortgage Corporation: 5.0%
500,000		3.250%		04/15/2024		494,606
250,000		5.300%		05/12/2020	(b)	253,784
500,000		6.000%		10/20/2021	(b)	501,138
500,000		6.000%		08/22/2022	(b)	523,614
500,000		6.000%		09/07/2022	(b)	514,062
675,000		6.050%		08/22/2022	(b)	724,805
						3,012,009
Federal Home Loan Mortgage Corporation Gold Certificate: 0.3%
166,163	Pool #G0-2940	5.500%		05/01/2037		174,168
Federal Home Loan Mortgage Corporation Mortgage Backed Securities: 3.2%
250,000	Series 2668, Class OE	5.000%		10/15/2028		262,167
750,000	Series 3165, Class NC	5.500%		01/15/2032		779,989
107,717	Series R006, Class AK	5.750%		12/15/2018		112,424
710,000	Series 3165, Class GC	6.000%		05/15/2032		742,735
						1,897,315
Federal National Mortgage Association: 7.8%
250,000		5.210%		01/25/2023		252,927
250,000		5.400%		12/14/2022	(b)	252,170
250,000		5.500%		05/03/2017		256,184
900,000		5.500%		12/14/2022	(b)	908,213
500,000		5.850%		02/24/2028	(b)	502,593
250,000		6.000%		04/28/2021		264,475
400,000		6.000%		09/20/2021	(b)	412,566
1,000,000		6.000%		03/21/2025	(b)	1,007,042
275,000		6.060%		07/20/2027		283,494
250,000		6.077%		08/20/2027		258,644
265,000		6.317%		06/21/2027		274,264
						4,672,572
Federal National Mortgage Association Mortgage Backed Securities: 0.6%
300,000	Series 2006-63, Class QD	5.500%		02/25/2030		315,075
52,674	Series 2004-29, Class WS	10.553%	(a)	02/25/2019		52,819
						367,894
Federal Government: 1.2%
699,477	New Valley Generation II	5.572%		05/01/2020		739,792

Total U.S. Government Agency Obligations
(Cost $13,011,067)						13,186,498

Shares
PREFERRED STOCKS - 2.0%
Closed End - 2.0%				Rate
10	Advent Claymore Convertable Security			1.491%	(a)	250,000
3	Blackrock Preferred Income Strategy Fund			1.491%	(a)	75,000
6	Eaton Vance Floating Rate Income Trust Preferred Auction Series B			1.489%	(a)	150,000
9	Eaton Vance Limited Duration Income Fund Series B			0.227%	(a)	225,000
7	Eaton Vance Limited Duration Income Fund Series C			0.302%	(a)	175,000
7	Eaton Vance Limited Duration Income Fund Series D			0.287%	(a)	175,000
7	Eaton Vance Limited Duration Income Fund Series E			0.257%	(a)	175,000
Total Preferred Stocks
(Cost $1,225,000)						1,225,000

SHORT TERM INVESTMENT: 0.0%
Money Market Investment: 0.0%
7,098	Fidelity Institutional Money Market Portfolio					7,098
Total Short Term Investment
(Cost $7,098)						7,098

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 13.3%
COMMERCIAL PAPER: 0.3%
$ 282,469	Atlantic East Funding LLC, 3.059%, 03/25/10 (c)					156,511

Shares
MONEY MARKET INVESTMENTS: 13.0%
7,787,106	Mount Vernon Securities Lending Trust Prime Portfolio					7,787,106
6,480	Reserve Primary Fund (c)					2,784
						7,789,890

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $8,076,055)						7,946,401

TOTAL INVESTMENTS
(Cost $65,684,846), 111.6%						66,854,104
LIABILITIES IN EXCESS OF OTHER ASSETS, (11.6)%						(6,957,531)
TOTAL NET ASSETS, 100.0%						$59,896,573

(a) Variable Rate.
(b) This security or portion of this security is out on loan at September 30, 2009.
(c) Fair valued by Valuation Committee as delegated by Rochdale Portfolios' Board of Trustees.
(d) Foreign Security.
(e) Defaulted Security.

Rochdale Intermediate Fixed Income Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited), Continued
Summary of Fair Value Exposure

The Portfolio has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Preferred Stocks
Closed End Funds	$-	$1,225,000	$-	$1,225,000
Total Preferred Stocks	-	1,225,000	-	1,225,000

Fixed Income
Corporate Bonds	-	44,489,107	-	44,489,107
U.S. Government Agency Obligations	-	13,186,498	-	13,186,498
Total Fixed Income	-	57,675,605	-	57,675,605

Short Term Investment	7,098	-	-	7,098

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	-	156,511	-	156,511
Investment Companies	7,787,106	-	2,784	7,789,890
Total Investments Purchased With Cash Proceeds From Securities Lending	7,787,106	156,511	2,784	7,946,401

Total Investments in Securities	$7,794,204	$59,057,116	$2,784	$66,854,104

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2008	$10,881
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	(8,097)
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2009	$2,784

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Fixed Income Opportunities Portfolio
Schedule of Investments
September 30, 2009 (Unaudited)

Principal Amount		Coupon Rate		Maturity Date	Value

CORPORATE BONDS: 49.8%
AEROSPACE / DEFENSE: 1.3%
$ 250,000	Alliant Techsystems Inc.	6.750%		04/01/2016	$241,250
375,000	Altegrity Inc. (c)(g)	10.500%		11/01/2015	316,875
775,000	L-3 Communications Corp.	5.875%		01/15/2015	771,125
250,000	Transdigm Inc.	7.750%		07/15/2014	248,125
200,000	Transdigm Inc. (c)(g)	7.750%		07/15/2014	200,000
					1,777,375
AUTOMOTIVE: 2.1%
50,000	Affinia Group Inc. (c)(g)	10.750%		08/15/2016	53,750
300,000	Ford Motor Credit Co. LLC	7.250%		10/25/2011	291,363
300,000	Ford Motor Credit Co. LLC	7.500%		08/01/2012	288,050
650,000	Ford Motor Credit Co. LLC	8.000%		06/01/2014	624,648
325,000	Ford Motor Credit Co. LLC	8.000%		12/15/2016	301,524
500,000	Ford Motor Credit Co. LLC	8.700%		10/01/2014	489,775
325,000	Ford Motor Credit Co. LLC	9.875%		08/10/2011	329,614
175,000	Tenneco Inc.	8.625%		11/15/2014	164,063
375,000	United Components Inc.	9.375%		06/15/2013	300,937
					2,843,724
BUILDING MATERIALS: 0.1%
150,000	Norcraft Holdings	9.750%	(a)	09/01/2012	142,500
50,000	USG Corp. (c)(g)	9.750%		08/01/2014	52,250
					194,750
CABLE / WIRELESS VIDEO: 0.7%
250,000	Cablevision Systems Corp. (c)	8.625%		09/15/2017	258,125
750,000	Mediacom Broadband LLC	8.500%		10/15/2015	757,500
					1,015,625
CHEMICALS: 1.3%
375,000	Ashland Inc. (c)(g)	9.125%		06/01/2017	401,250
200,000	Hexion U.S. Finance Corp./ Hexion Nova Scotia	9.750%		11/15/2014	172,000
250,000	Huntsman International LLC (c)(g)	5.500%		06/30/2016	212,500
675,000	Nalco Co.	8.875%		11/15/2013	693,562
325,000	Terra Capital Inc.	7.000%		02/01/2017	338,813
					1,818,125
CONSTRUCTION MACHINERY: 0.3%
425,000	RSC Equipment Rental Inc. (c)(e)(g) (Acquired 07/04/2009 -
	09/15/2009, Aggregate Cost $445,727)	10.000%		07/15/2017	456,875

CONSUMER PRODUCTS: 2.8%
350,000	AAC Group Holding Corp. (c)(g)	10.250%	(a)	10/01/2012	336,000
50,000	ACCO Brands Corp. (c)(g)	10.625%		03/15/2015	52,250
125,000	American Achievement Corp. (c)(g)	8.250%		04/01/2012	124,375
465,000	Central Garden and Pet Co.	9.125%		02/01/2013	470,231
200,000	Jarden Corp.	8.000%		05/01/2016	205,000
400,000	School Specialty	3.750%		11/30/2026	368,500
350,000	Sealy Mattress Co.	8.250%		06/15/2014	323,750
200,000	Sealy Mattress Co. (c)(g)	10.875%		04/15/2016	220,500
175,000	Spectrum Brands Inc.	12.000%		08/28/2019	166,250
475,000	Visant Corp.	7.625%		10/01/2012	475,594
725,000	Visant Holding Corp.	8.750%		12/01/2013	737,688
350,000	Visant Holding Corp.	10.250%	(a)	12/01/2013	362,250
					3,842,388
ENERGY: 1.9%
875,000	Chesapeake Energy Corp.	6.875%		01/15/2016	829,062
300,000	Cie Generale de Geophysique	7.500%		05/15/2015	298,500
300,000	Forest Oil Corp. (c)	8.500%		02/15/2014	302,250
350,000	Plains Exploration & Production Co.	7.750%		06/15/2015	347,375
900,000	Western Refining Inc. (c)	7.500%	(a)	06/15/2014	855,000
					2,632,187
ENTERTAINMENT: 0.6%
200,000	Cinemark USA Inc. (c)	8.625%		06/15/2019	206,750
50,000	Regal Cinemas Corp. (c)(g)	8.625%		07/15/2019	51,750
500,000	Universal City Development	11.750%		04/01/2010	503,750
					762,250
FINANCIAL INSTITUTIONS: 1.6%
1,200,000	GMAC Inc. (c)(e)(g) (Acquired 07/09/2009 - 08/18/2009,
	Aggregate Cost $1,102,375)	6.875%		09/15/2011	1,134,000
425,000	GMAC Inc. (c)(e)(g) (Acquired 09/08/2009 and 09/15/2009,
	Cost $230,413 and $165,508, respectively)	7.000%		02/01/2012	395,250
275,000	Lender Processing Services	8.125%		07/01/2016	286,000
475,000	Nuveen Investments Inc. (c)(e)(g) (Acquired 07/06/2009 -
	07/23/2009, Aggregate Cost $336,032)	10.500%		11/15/2015	410,875
					2,226,125
FOOD & BEVERAGE: 2.3%
725,000	Aramark Corp.	8.500%		02/01/2015	731,344
400,000	B & G Foods Inc.	8.000%		10/01/2011	405,000
275,000	Constellation Brands Inc.	7.250%		05/15/2017	273,625
400,000	Dean Foods Co.	7.000%		06/01/2016	381,000
125,000	Del Monte Corp. (c)(g)	7.500%		10/15/2019	126,250
250,000	Pinnacle Foods Finance LLC	9.250%		04/01/2015	253,750
175,000	Pinnacle Foods Finance LLC	10.625%		04/01/2017	178,719
225,000	Reddy Ice Holdings Inc.	10.500%	(a)	11/01/2012	172,687
200,000	Smithfield Foods Inc.	7.750%		07/01/2017	164,500
200,000	Smithfield Foods Inc. (c)(e)(g) (Acquired 07/13/2009 and
	08/07/2009, Cost $125,311 and $77,941, respectively)	10.000%		07/15/2014	210,000
200,000	Tyson Foods Inc.	10.500%		03/01/2014	226,500
					3,123,375
GAMING: 3.0%
250,000	American Casino & Entertainment (c)(g)	11.000%		06/15/2014	222,500
375,000	Ameristar Casinos Inc. (c)	9.250%		06/01/2014	389,062
326,000	Global Cash Access LLC	8.750%		03/15/2012	322,740
250,000	Great Canadian Gaming Corp. (b)(c)(e)(g) (Acquired 07/08/2009,	7.250%		02/15/2015
	Cost $226,694)				237,500
125,000	Harrahs Entertainment, Inc. (c)(g)	11.250%		06/01/2017	126,250
250,000	Harrahs Entertainment, Inc. Operating Escrow (c)(g)	11.250%		06/01/2017	256,875
350,000	Indianapolis Downs LLC (c)(g)	11.000%		11/01/2012	206,500
275,000	Jacobs Entertainment, Inc.	9.750%		06/15/2014	250,594
675,000	MGM Mirage Inc.	7.500%		06/01/2016	523,125
250,000	MGM Mirage Inc. (c)	11.125%		11/15/2017	273,125
200,000	MGM Mirage Inc. (c)(g)	11.375%		03/01/2018	188,000
100,000	Peninsula Gaming LLC (c)(g)	8.375%		08/15/2015	100,000
300,000	Peninsula Gaming LLC (c)(g)	10.750%		08/15/2017	301,500
275,000	Penn National Gaming Inc. (c)	8.750%		08/15/2019	275,688
200,000	San Pasqual Casino (c)(e)(g) (Acquired 09/21/2009, Cost $192,033)	8.000%		09/15/2013	193,000
225,000	Shingle Springs Tribal Gaming (c)(e)(g) (Acquired 07/14/2009,
	Cost $140,620)	9.375%		06/15/2015	162,000
75,000	Yonkers Racing Corp. (c)(e) (Acquired 07/13/2009, Cost $72,865)	11.375%		07/15/2016	78,000
					4,106,459
HEALTH CARE: 4.4%
350,000	AMR HoldCo./ EmCare HoldCo.	10.000%		02/15/2015	370,125
375,000	Bausch & Lomb Inc.	9.875%		11/01/2015	392,812
650,000	Biomet Inc.	11.625%		10/15/2017	708,500
375,000	CRC Health Corp.	10.750%		02/01/2016	262,500
350,000	HCA Inc. (c)(g)	7.875%		02/15/2020	351,313
1,475,000	HCA Inc.	9.625%		11/15/2016	1,534,000
200,000	Inverness Medical Innovations, Inc.	7.875%		02/01/2016	193,000
200,000	Inverness Medical Innovations, Inc.	9.000%		05/15/2016	198,750
250,000	National Mentor Holdings, Inc.	11.250%		07/01/2014	238,125
250,000	Omnicare Inc.	6.875%		12/15/2015	240,000
275,000	United Surgical Partners	9.250%		05/01/2017	261,250
250,000	Vanguard Health Holdings II	9.000%		10/01/2014	255,000
125,000	Vanguard Health Holdings II	11.250%	(a)	10/01/2015	130,000
450,000	Ventas Realty LP	6.500%		06/01/2016	436,500
250,000	Viant Holdings Inc. (c)(e)(g) (Acquired 08/25/2009, Cost $240,091)	10.125%		07/15/2017	237,500
350,000	VWR Funding Inc.	10.250%		07/15/2015	319,375
					6,128,750
INDUSTRIALS: 1.8%
250,000	Belden Inc. (c)(g)	9.250%		06/15/2019	260,000
450,000	Education Management LLC	10.250%		06/01/2016	499,500
300,000	Esco Corp. (c)(e)(g) (Acquired 08/26/2009, Cost $266,813)	4.174%	(a)	12/15/2013	270,000
300,000	General Cable Corp.	7.125%		04/01/2017	294,000
250,000	Knowledge Learning Center (c)(e)(g) (Acquired 07/21/2009,
	Cost $242,710)	7.750%		02/01/2015	241,250
300,000	Reliance Intermediate Holdings (b)(c)(f)	9.500%		12/15/2019	296,250
275,000	Sensus Metering Systems, Inc.	8.625%		12/15/2013	272,250
325,000	SPX Corp.	7.625%		12/15/2014	327,438
					2,460,688
LODGING: 0.5%
375,000	Host Hotels & Resorts LP	7.125%		11/01/2013	370,313
300,000	Royal Caribbean Cruises Ltd. (b)	7.250%		06/15/2016	277,500
					647,813
MEDIA - CABLE: 2.1%
275,000	Charter Communications Holdings II	8.750%		11/15/2013	279,125
125,000	CSC Holdings Inc.	7.875%		02/15/2018	127,500
300,000	Dish DBS Corp.	6.625%		10/01/2014	291,750
400,000	Kabel Deutschland GmbH (b)	10.625%		07/01/2014	421,000
275,000	Videotron Ltee (b)(c)	9.125%		04/15/2018	297,688
1,450,000	Virgin Media Finance Plc (b)	9.500%		08/15/2016	1,526,125
					2,943,188
MEDIA - NON-CABLE: 3.7%
250,000	Fox Acquisition Sub LLC (c)(g)	13.375%		07/15/2016	158,750
675,000	Intelsat Intermediate Holdings (b)(d)	0.000%	(a)	02/01/2015	673,313
1,000,000	Intelsat Jackson Holdings (b)	11.250%		06/15/2016	1,070,000
300,000	Interpublic Group Cos., Inc. (c)(g)	10.000%		07/15/2017	324,000
300,000	Lamar Media Corp.	6.625%		08/15/2015	274,500
225,000	Lamar Media Corp.	9.750%		04/01/2014	243,563
400,000	Medimedia USA Inc. (c)(e)(g) (Acquired 08/25/2009,
	Cost $221,670)	11.375%		11/15/2014	288,000
225,000	Nexstar Broadcasting Inc.	7.000%		01/15/2014	112,500
475,000	Nielsen Finance LLC	11.500%		05/01/2016	498,750
175,000	Nielsen Finance LLC	12.500%	(a)	08/01/2016	137,812
175,000	Quebecor Media, Inc. (b)	7.750%		03/15/2016	173,250
425,000	QVC Inc. (c)(g)	7.500%		10/01/2019	425,531
275,000	Rainbow National Services LLC (c)(e)(g) (Acquired 07/13/2009,
	Cost $288,361)	10.375%		09/01/2014	289,437
225,000	SGS International Inc.	12.000%		12/15/2013	199,125
125,000	XM Satellite Radio Inc. (c)(e)(g) (Acquired 07/09/2009,
	Cost $124,688)	11.250%		06/15/2013	130,625
175,000	XM Satellite Radio Inc. (c)(g)	13.000%		08/01/2013	171,500
					5,170,656
MEDIA / TELECOMMUNICATIONS: 1.1%
250,000	Cricket Communications Inc. (c)	7.750%		05/15/2016	253,750
500,000	Digitalglobe Inc. (c)	10.500%		05/01/2014	530,000
500,000	Qwest Communications International Inc.	7.500%		02/15/2014	493,750
250,000	UPC Holding BV (b)(c)	9.875%		04/15/2018	262,500
					1,540,000
METALS & MINING: 0.8%
1,025,000	Teck Resources Limited (b)(c)	10.250%		05/15/2016	1,158,250

PACKAGING: 0.8%
400,000	Ball Corp.	7.125%		09/01/2016	408,000
325,000	Crown Americas LLC	7.750%		11/15/2015	330,688
400,000	Greif Inc. (c)(g)	7.750%		08/01/2019	412,000
					1,150,688
PAPER: 1.1%
525,000	Georgia-Pacific LLC (c)(g)	8.250%		05/01/2016	544,688
400,000	Graphic Packaging International Corp.	9.500%		08/15/2013	412,000
375,000	Newpage Corp. (c)(g)	11.375%		12/31/2014	368,438
200,000	PE Paper Escrow GMBH (b)(c)(e)(g) (Acquired 07/24/2009 and
	09/10/2009, Cost $95,221 and $102,735, respectively)	12.000%		08/01/2014	216,000
					1,541,126
RESTAURANTS: 0.4%
225,000	Dave & Buster's Inc.	11.250%		03/15/2014	225,562
350,000	NPC International Inc.	9.500%		05/01/2014	350,000
					575,562
RETAILERS: 2.2%
300,000	Dollar General Corp.	11.875%		07/15/2017	337,500
525,000	General Nutrition Center	5.178%	(a)	03/15/2014	464,625
350,000	Limited Brands Inc. (c)(g)	8.500%		06/15/2019	366,146
200,000	Nebraska Book Co.	8.625%		03/15/2012	175,500
425,000	Nebraska Book Co. (c)(g)	10.000%		12/01/2011	421,813
475,000	Sally Holdings LLC	10.500%		11/15/2016	495,187
350,000	Toys 'R' Us (c)(g)	10.750%		07/15/2017	376,250
225,000	Yankee Candle Co., Inc./The	8.500%		02/15/2015	211,500
200,000	Yankee Candle Co., Inc./The	9.750%		02/15/2017	183,500
					3,032,021
SERVICES: 1.7%
275,000	Ceridian Corp.	11.250%		11/15/2015	246,469
275,000	KAR Auction Services	8.750%		05/01/2014	272,250
1,000,000	Leucadia National Corp.	7.125%		03/15/2017	960,000
425,000	West Corp.	9.500%		10/15/2014	416,500
500,000	West Corp.	11.000%		10/15/2016	496,250
					2,391,469
SUPERMARKETS: 0.2%
275,000	Supervalu Inc.	8.000%		05/01/2016	284,625

TECHNOLOGY: 1.9%
250,000	Activant Solutions Inc.	9.500%		05/01/2016	223,750
325,000	Compucom Systems Inc. (c)(e)(g) (Acquired 07/20/2009,
	Cost $280,702)	12.500%		10/01/2015	303,062
175,000	Freescale Semiconductor	8.875%		12/15/2014	133,875
375,000	Seagate Technology HDD Holdings (b)	6.800%		10/01/2016	344,063
195,000	SS&C Technologies Inc.	11.750%		12/01/2013	204,994
250,000	Stream Global Services Inc. (c)(g)	11.250%		10/01/2014	240,625
600,000	Sungard Data Systems Inc.	10.250%		08/15/2015	612,000
275,000	Sungard Data Systems Inc. (c)	10.625%		05/15/2015	291,500
300,000	Terremark Worldwide Inc. (c)	12.000%		06/15/2017	327,000
					2,680,869
TELECOMMUNICATIONS: 1.3%
1,000,000	Geoeye Inc. (c)	9.625%		10/01/2015	1,012,500
250,000	Global Crossing Ltd. (b)(c)	12.000%		09/15/2015	262,500
500,000	Level 3 Financing Inc.	9.250%		11/01/2014	440,625
					1,715,625
TEXTILE: 0.2%
275,000	Phillips-Van Heusen Corp.	8.125%		05/01/2013	279,812

TOBACCO: 0.2%
200,000	Alliance One International Inc. (c)(g)	10.000%		07/15/2016	206,500
100,000	Alliance One International Inc. (c)(g)	10.000%		07/15/2016	103,250
					309,750
TRANSPORTATION: 0.6%
275,000	CEVA Group Plc (c)(g)	11.625%		10/01/2016	275,000
325,000	Hertz Corp.	8.875%		01/01/2014	328,250
250,000	Kansas City Southern Railway Co.	13.000%		12/15/2013	287,500
					890,750
UTILITY - ELECTRIC: 0.5%
650,000	NRG Energy Inc.	7.375%		02/01/2016	628,875

UTILITY - NATURAL GAS: 1.4%
275,000	Amerigas Partners LP	7.250%		05/20/2015	268,125
425,000	Holly Energy Partners LP	6.250%		03/01/2015	388,875
325,000	Inergy LP (c)	8.750%		03/01/2015	333,937
450,000	MarkWest Energy Partners LP	8.750%		04/15/2018	447,750
150,000	Regency Energy Partners LP	8.375%		12/15/2013	151,500
300,000	Regency Energy Partners LP (c)	9.375%		06/01/2016	312,000
					1,902,187
WIRELESS COMMUNICATIONS: 4.9%
700,000	Centennial Communications	5.750%	(a)	01/01/2013	682,500
500,000	Centennial Communications Corp.	10.125%		06/15/2013	515,000
475,000	Digicel Group Ltd. (b)(c)(e)(g) (Acquired 07/09/2009 - 07/24/2009,
	Aggregate Cost $407,479)	8.875%		01/15/2015	441,750
375,000	Digicel Group Ltd. (b)(c)(g)	12.000%		04/01/2014	418,125
525,000	MetroPCS Wireless, Inc.	9.250%		11/01/2014	536,812
550,000	Nextel Communications, Inc.	7.375%		08/01/2015	493,625
325,000	SBA Telecommunications Corp. (c)	8.000%		08/15/2016	332,313
750,000	Sprint Capital Corp.	6.900%	05/01/2019	671,250
250,000	Sprint Capital Corp.	8.375%	03/15/2012	258,125
500,000	Sprint Nextel Corp.	0.646%	(a)	06/28/2010	485,648
450,000	Sprint Nextel Corp.	8.375%		08/15/2017	447,750
1,375,000	Wind Acquisition Finance SA (b)(c)(e) (Acquired 07/06/2009 -
	07/28/2009, Cost $1,428,926)	11.750%		07/15/2017	1,550,313
					6,833,211
Total Corporate Bonds
(Cost $66,308,068)					69,065,173

FIX-TO-FLOAT BONDS: 0.3%
FINANCIAL: 0.3%
200,000	Bank of America Corp.				177,820
200,000	Citigroup Capital XXI				177,750
Total Fix-To-Float Bonds					355,570
(Cost $355,222)
					355,570
LOANS(a): 32.0%
CABLE/WIRELESS VIDEO: 1.1%
505,645	Cablevision Systems Corp.	1.246%		12/13/2013	488,453
249,361	Cequel Communications, LLC	2.246%		11/05/2013	234,997
249,369	DIRECTV Holdings LLC	2.496%		04/13/2013	249,289
500,000	Mediacom Broadband LLC	1.996%		03/31/2017	499,250
					1,471,989
CHEMICALS: 1.8%
537,983	Ashland Inc.	4.646%		05/13/2014	549,082
130,000	Celanese AG	1.996%		04/02/2014	122,623
375,000	Huntsman International LLC	1.996%		04/21/2014	345,135
500,000	Huntsman International LLC	2.496%		06/30/2016	464,375
150,000	Ineos Group Holdings Plc	4.746%		12/14/2013	125,625
150,000	Ineos Group Holdings Plc	5.246%		12/16/2014	126,125
248,750	Nalco Co.	3.746%		05/07/2016	252,792
498,731	Solutia Inc.	5.246%		02/28/2014	504,656
					2,490,413
CONSUMER NON-DURABLES: 0.3%
86,273	Bausch & Lomb Inc.	3.496%		04/24/2015	82,175
355,263	Bausch & Lomb Inc.	3.496%		04/24/2015	338,388
					420,563
DIVERSIFIED MEDIA: 2.7%
628,499	Catalina Marketing Corp.	2.996%		10/01/2014	600,216
698,219	Cengage Learning, Inc.	2.746%		07/03/2014	624,731
259,332	Cinemark USA, Inc.	1.996%		10/05/2013	249,241
397,452	Getty Images, Inc.	4.246%		07/02/2015	399,439
498,724	Harland Clark Holdings	2.746%		06/30/2014	416,934
300,000	Nielsen Finance LLC	2.246%		08/09/2013	282,234
548,622	Nielsen Finance LLC	3.996%		05/02/2016	516,132
200,000	QVC Inc.	3.746%		06/30/2010	199,500
402,664	QVC Inc.	5.746%		03/30/2014	400,478
					3,688,905
ENERGY: 3.1%
1,000,000	Atlas Pipeline Partners LP	4.996%		07/27/2014	967,500
287,778	CGGVeritas (b)	3.246%		01/12/2014	279,144
125,000	Dresser Inc.	2.496%		05/04/2014	116,875
800,000	Energy Transfer Equity LP	1.996%		11/01/2012	777,712
250,000	Enterprise GP Holdings L.P.	2.496%		11/08/2014	243,438
175,000	EPCO Holdings, Inc.	1.246%		08/07/2012	148,750
268,119	Niska Gas Storage	1.996%		05/12/2013	258,065
18,617	Niska Gas Storage	1.996%		05/12/2013	17,919
27,483	Niska Gas Storage	1.996%		05/12/2013	26,452
550,000	Petroleum Geo-Services	1.996%		06/29/2015	523,875
700,000	Vulcan Energy Corp.	3.496%		09/25/2015	703,500
247,751	Western Refining Inc.	5.746%		05/30/2014	244,887
					4,308,117
FINANCIALS: 1.0%
130,000	BNY ConvergEx Group, LLX	3.246%		10/02/2013	125,125
254,945	CB Richard Ellis Services, Inc.	4.246%		12/20/2013	247,296
498,543	CB Richard Ellis Services, Inc.	4.746%		12/20/2015	486,079
500,000	Navistar Financial Corp.	2.246%		07/01/2010	487,500
					1,346,000
FOOD & DRUG: 1.0%
450,000	Mylan Inc.	3.496%		10/02/2014	437,724
937,500	Supervalu Inc.	8.996%		06/02/2011	898,941
					1,336,665
FOOD & TOBACCO: 1.1%
1,480,769	W.M. Wrigley Jr. Co.	3.746%		09/30/2014	1,504,832

FOREST PRODUCTS/CONTAINERS: 0.7%
649,375	Georgia-Pacific Corp.	2.246%		12/20/2012	623,809
390,000	Graphic Packaging International Corp.	2.996%		05/16/2014	378,678
					1,002,487
GAMING/LEISURE: 0.6%
400,000	Harrah's Entertainment Inc.	3.246%		01/28/2015	324,584
550,000	Harrah's Entertainment Inc.	7.746%		10/01/2016	543,037
					867,621
HEALTH CARE: 5.1%
583,511	Biomet Inc.	3.246%		03/25/2015	561,461
609,677	Boston Scientific Corp.	1.996%		04/21/2011	593,295
134,181	Carestream Health Holdings, Inc.	2.246%		04/30/2013	125,651
72,809	Community Health Systems, Inc.	2.496%		07/25/2014	68,258
1,427,191	Community Health Systems, Inc.	2.496%		07/25/2014	1,340,818
249,357	CRC Health Corp.	2.496%		02/06/2013	217,564
285,000	DaVita Inc.	1.746%		10/05/2012	274,740
1,835,469	HCA Inc.	1.746%		11/17/2012	1,716,989
498,637	Health Management Associates, Inc.	1.996%		02/28/2014	467,318
498,721	IM US Holdings, LLC	2.246%		06/26/2014	475,242
300,000	Life Technologies Corp.	3.246%		11/21/2015	301,620
129,668	Royalty Pharma Finance Trust	2.496%		04/16/2013	126,710
473,782	Talecris Biotherapeutics Inc.	3.746%		12/06/2013	463,122
300,000	Talecris Biotherapeutics Inc.	6.746%		12/18/2014	293,376
					7,026,164
HOUSING: 1.0%
199,500	Building Materials Corp.	2.996%		02/22/2014	182,209
500,000	Capital Automotive LP	1.996%		12/14/2012	426,040
250,000	Realogy Corp.	0.246%		10/15/2017	260,500
126,948	Realogy Corp.	3.246%		10/09/2013	106,918
471,521	Realogy Corp.	3.246%		10/09/2013	397,125
					1,372,792
INFORMATION TECHNOLOGY: 2.5%
1,311,200	First Data Corp.	2.996%		09/24/2014	1,126,976
972,519	Flextronics International Ltd.	2.496%		10/01/2012	900,796
498,728	Flextronics International Ltd.	2.496%		10/01/2014	446,112
299,233	West Corp.	2.621%		10/24/2013	282,194
698,192	West Corp.	5.246%		10/24/2013	703,136
					3,459,214
MANUFACTURING: 0.7%
498,744	Manitowoc Co.	4.746%		10/25/2014	471,812
581,930	Oshkosh Truck Corp.	6.246%		12/06/2013	580,999
					1,052,811
MEDIA/TELECOM: 1.4%
500,000	Consolidated Communications Inc.	2.746%		12/29/2014	467,500
748,120	Discovery Communications Holding, LLC	3.496%		05/14/2014	759,110
800,000	UPC Financing	3.746%		12/31/2016	768,336
					1,994,946
METALS/MINERALS: 0.5%
797,637	John Maneely Co.	3.496%		12/08/2013	650,074

RETAIL: 0.9%
523,664	Collective Brands, Inc.	2.996%		08/01/2014	500,974
129,675	Dollar General Corp.	2.996%		07/04/2014	126,109
250,000	Neiman Marcus Group, Inc.	2.246%		04/06/2013	216,250
500,000	Toys 'R' Us	4.496%		07/16/2012	479,475
					1,322,808
SERVICE: 0.8%
24,654	Aramark Corp.	0.246%		01/27/2014	22,956
375,727	Aramark Corp.	2.121%		01/27/2014	349,850
476,096	Harbor Freight	6.496%		02/16/2013	478,476
211,310	Hertz Corp.	1.996%		12/21/2012	198,811
38,690	Hertz Corp.	1.996%		12/21/2012	36,493
					1,086,586
TELECOMMUNICATIONS: 1.3%
825,000	Asurion Corp.	3.246%		07/03/2014	784,096
500,000	Intelsat Subsidiary Holding Co. Ltd.	2.746%		07/03/2013	476,795
46,154	Telesat Holdings Inc.	3.246%		10/31/2014	44,302
537,362	Telesat Holdings Inc.	3.246%		10/31/2014	515,792
					1,820,985
TRANSPORTATION: 1.4%
1,663,610	Ford Motor Co.	3.246%		12/15/2013	1,474,757
500,000	Sabre Holdings Corp.	2.496%		09/30/2014	439,325
					1,914,082
UTILITY: 2.3%
498,731	Calpine Corp.	3.121%		03/29/2014	456,339
500,000	FirstLight Power Resources, Inc.	4.746%		05/01/2014	425,000
349,103	Kgen LLC	1.996%		02/01/2014	321,174
523,016	NRG Energy Inc.	1.996%		02/01/2013	494,805
973,826	NRG Energy Inc.	1.996%		02/01/2013	921,298
723,155	TXU Energy Co. LLC	3.746%		10/10/2014	575,075
					3,193,691
WIRELESS COMMUNICATIONS: 0.7%
259,332	MetroPCS Wireless, Inc.	2.496%		11/03/2013	247,690
700,000	Wind Acquisition Finance SA (b)	7.496%		11/26/2014	700,000
					947,690
Total Loans
	(Cost $43,783,220)				44,279,435

SHORT TERM INVESTMENT: 13.4%
Money Market Investment: 13.4%
18,543,866	Federated Prime Obligations Fund				18,543,866
Total Short Term Investment
	(Cost $18,543,866)				18,543,866
TOTAL INVESTMENTS
(Cost $128,990,376), 95.5%					132,244,044
OTHER ASSETS IN EXCESS OF LIABILITIES , 4.5%					6,291,264
TOTAL NET ASSETS, 100.0%					$138,535,308

(a) Variable Rate.
(b) Foreign Security.
(c) 144A Security.
(d) Non-income Producing.
(e) Restricted.
(f) Illiquid.
(g) Private Placement.

Rochdale Fixed Income Opportunities Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited), Continued
Summary of Fair Value Exposure

The Portfolio has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Aerospace / Defense	$-	$1,777,375.00	$-	$1,777,375
Automotive	-	2,843,724.00	-	2,843,724
Building Materials	-	194,750.00	-	194,750
Cable / Wireless Video		1,015,625.00		1,015,625
Chemicals	-	1,818,125.00	-	1,818,125
Construction Machinery	-	456,875.00	-	456,875
Consumer Products	-	3,842,388.00	-	3,842,388
Energy	-	2,632,187.00	-	2,632,187
Entertainment	-	762,250.00	-	762,250
Financial Institutions	-	2,226,125.00	-	2,226,125
Food & Beverage	-	3,123,375.00	-	3,123,375
Gaming	-	4,106,459.00	-	4,106,459
Health Care	-	6,128,750.00	-	6,128,750
Industrial	-	2,460,688.00	-	2,460,688
Lodging	-	647,813.00	-	647,813
Media - Cable	-	2,943,188.00	-	2,943,188
Media - Non-Cable	-	5,170,656.00	-	5,170,656
Media / Telecommunications		1,540,000.00		1,540,000
Metals & Mining	-	1,158,250.00	-	1,158,250
Packaging	-	1,150,688.00	-	1,150,688
Paper	-	1,541,126.00	-	1,541,126
Restaurants	-	575,562.00	-	575,562
Retailers	-	3,032,021.00	-	3,032,021
Services	-	2,391,469.00	-	2,391,469
Supermarkets	-	284,625.00	-	284,625
Technology	-	2,680,869.00	-	2,680,869
Telecommunications		1,715,625.00		1,715,625
Textile	-	279,812.00	-	279,812
Tobacco	-	309,750.00	-	309,750
Transportation	-	890,750.00	-	890,750
Utility - Electric	-	628,875.00	-	628,875
Utility - Natural Gas	-	1,902,187.00	-	1,902,187
Wireless Communications	-	6,833,211.00	-	6,833,211
Total Corporate Bonds	-	69,065,173.00	-	69,065,173

Preferred Stocks
Financials	-	355,570.00	-	355,570
Total Preferred Stocks	-	355,570.00	-	355,570

Loans
Cable/Wireless Video	-	1,471,989.00	-	1,471,989
Chemicals	-	2,490,413.00	-	2,490,413
Consumer Non-Durables	-	420,563.00	-	420,563
Diversified Media	-	3,688,905.00	-	3,688,905
Energy	-	4,308,117.00	-	4,308,117
Financial	-	1,346,000.00	-	1,346,000
Food & Drug	-	1,336,665.00	-	1,336,665
Food & Tobacco	-	1,504,832.00	-	1,504,832
Forest Products/Containers	-	1,002,487.00	-	1,002,487
Gaming/Leisure	-	867,621.00	-	867,621
Health Care	-	7,026,164.00	-	7,026,164
Housing	-	1,372,792.00	-	1,372,792
Information Technology	-	3,459,214.00	-	3,459,214
Manufacturing	-	1,052,811.00	-	1,052,811
Media/Telecom	-	1,994,946.00	-	1,994,946
Metals/Minerals	-	650,074.00	-	650,074
Retail	-	1,322,808.00	-	1,322,808
Service	-	1,086,586.00	-	1,086,586
Telecommunications	-	1,820,985.00	-	1,820,985
Transportation	-	1,914,082.00	-	1,914,082
Utility	-	3,193,691.00	-	3,193,691
Wireless Communications	-	947,690.00	-	947,690
Total Loans	-	44,279,435.00	-	44,279,435

Short Term Investment	18,543,866	-	-	18,543,866

Total Investments in Securities	$18,543,866	$113,700,178	$-	$132,244,044

Rochdale Large Growth Portfolio
Schedule of Investments
September 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS: 96.0%		$373,440
CONSUMER DISCRETIONRY: 12.0%		431,480
4,000	Amazon.com, Inc. (a)	375,300
11,500	Best Buy Co., Inc.	98,760
15,000	Big Lots, Inc. (a)	209,113
3,000	Coach, Inc.	232,166
7,900	GameStop Corp. - Class A (a)	125,640
6,100	Genuine Parts Co.	155,465
6,000	Lowe's Companies, Inc.	345,180
8,500	Macy's, Inc.	312,840
22,000	Newell Rubbermaid Inc.	568,395
9,000	Snap-on Inc.	506,400
15,300	TJX Companies, Inc./The	3,734,179
15,000	Yum! Brands, Inc.

CONSUMER STAPLES: 2.9%
5,500	Costco Wholesale Corp. (b)	310,530
6,000	Philip Morris International Inc.	292,440
5,000	Procter & Gamble Co./The	289,600
		892,570
ENERGY: 20.8%
7,000	Canadian Natural Resources Ltd. (d)	470,330
25,000	Chesapeake Energy Corp.	710,000
7,500	CONSOL Energy Inc.	338,325
20,700	ENSCO International Inc.	880,578
3,000	Exxon Mobil Corp.	205,830
13,390	Hess Corp.	715,829
11,500	National-Oilwell Varco Inc. (a)	495,995
8,300	Noble Corp. (d)	315,068
7,500	Petroleo Brasileiro SA - ADR (d)	344,250
9,000	Schlumberger Ltd. (d)	536,400
7,600	Transocean Ltd. (a)(d)	650,028
20,100	Weatherford International Ltd. (a)(d)	416,673
8,900	XTO Energy, Inc.	367,748
		6,447,054
FINANCIALS: 14.7%
80,000	Bank of America Corp.	1,353,600
14,000	Bank of New York Mellon Corp.	405,860
5,500	Bank of Nova Scotia (d)	250,690
40,000	Fifth Third Bancorp	405,200
11,000	Hudson City Bancorp, Inc.	144,650
12,100	Itau Unibanco Holding SA - ADR (d)	243,815
25,000	Janus Capital Group Inc.	354,500
16,300	Morgan Stanley	503,344
30,000	Regions Financial Corp.	186,300
3,100	Shinhan Financial Group Co., Ltd. - ADR (b)(d)	248,527
22,000	U.S. Bancorp	480,920
		4,577,406
HEALTH CARE: 2.2%
5,000	Covidien Plc (d)	216,300
7,400	Johnson & Johnson	450,586
		666,886
INDUSTRIALS: 14.3%
36,000	ABB Ltd. - ADR (d)	721,440
7,000	Caterpillar Inc.	359,310
2,500	CSX Corp.	104,650
15,600	Cummins Inc.	699,036
5,000	Deere & Co.	214,600
11,300	Fluor Corp.	574,605
28,000	General Electric Co.	459,760
22,000	Ingersoll-Rand Plc (d)	674,740
25,000	Manitowoc Co., Inc./The (b)	236,750
6,200	Norfolk Southern Corp.	267,282
2,500	Union Pacific Corp.	145,875
		4,458,048
INFORMATION TECHNOLOGY: 21.3%
16,000	Adobe Systems Inc. (a)	528,640
13,600	Agilent Technologies, Inc. (a)(b)	378,488
6,000	Akamai Technologies, Inc. (a)	118,080
19,200	Altera Corp.	393,792
24,500	Applied Materials, Inc.	328,300
25,500	Autodesk, Inc. (a)	606,900
6,600	Broadcom Corp. - Class A (a)(b)	202,554
22,000	Cisco Systems, Inc. (a)	517,880
16,750	Corning Inc.	256,442
38,350	EMC Corp. (a)	653,484
6,200	Harris Corp.	233,120
4,501	International Business Machines Corp. (IBM)	538,365
22,700	Microsoft Corp.	587,703
57,500	Novell, Inc. (a)	259,325
25,100	Oracle Corp.	523,084
15,550	Texas Instruments Inc. (b)	368,380
8,000	Total System Services, Inc.	128,880
		6,623,417
MATERIALS: 7.8%
5,000	FMC Corp.	281,250
5,260	Freeport-McMoRan Copper & Gold Inc.	360,889
8,400	Monsanto Co.	650,160
5,300	Nucor Corp.	249,153
20,000	United States Steel Corp. (b)	887,400
		2,428,852
Total Common Stocks
(Cost $24,900,820)		29,828,412

EXCHANGE TRADED FUNDS: 4.8%
90,000	Ultra Financials ProShares (b)	531,000
12,000	Ultra Industrials ProShares (b)	336,720
19,000	Ultra Oil & Gas Proshares (b)	609,710
Total Exchange Traded Funds
(Cost $1,006,385)		1,477,430

SHORT TERM INVESTMENT: 0.3%
Money Market Investment: 0.3%
89,832	First American Government Obligations Fund	89,832
Total Short Term Investment
(Cost $89,832)		89,832

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 9.6%
COMMERCIAL PAPER: 1.3%
$ 719,544	Atlantic East Funding LLC, 3.059%, 03/25/10 (c)	398,686

Shares
MONEY MARKET INVESTMENTS: 8.3%
2,566,669	Mount Vernon Securities Lending Trust Prime Portfolio	2,566,669
20,734	Reserve Primary Fund (c)	14,238
		2,580,907
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $3,306,947)		2,979,593

TOTAL INVESTMENTS
(Cost $29,303,984), 110.7%		34,375,267
LIABILITIES IN EXCESS OF OTHER ASSETS, (10.7)%		(3,312,640)
TOTAL NET ASSETS, 100.0%		$31,062,627

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at September 30, 2009.
(c) Fair valued by Valuation Committee as delegated by Rochdale Portfolios' Board of Trustees.
(d) Foreign Security.
ADR American Depository Receipt.

Rochdale Large Growth Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited), Continued
Summary of Fair Value Exposure

The Portfolio has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$3,734,179	$-	$-	$3,734,179
Consumer Staples	892,570	-	-	892,570
Energy	6,447,054	-	-	6,447,054
Financials	4,577,406	-	-	4,577,406
Health Care	666,886	-	-	666,886
Industrials	4,458,048	-	-	4,458,048
Information Technology	6,623,417	-	-	6,623,417
Materials	2,428,852	-	-	2,428,852
Total Common Stock	29,828,412	-	-	29,828,412

Exchange Traded Funds	1,477,430	-	-	1,477,430

Short Term Investment	89,832	-	-	89,832

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	-	398,686	-	398,686
Investment Companies	2,566,669	-	14,238	2,580,907
Total Investments Purchased With Cash Proceeds From Securities Lending	2,566,669	398,686	14,238	2,979,593

Total Investments in Securities	$33,962,343	$398,686	$14,238	$34,375,267

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2008	$39,071
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	(24,833)
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2009	$14,238

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Large Value Portfolio
Schedule of Investments
September 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS: 95.8%
CONSUMER DISCRETIONARY: 12.4%
11,300	Best Buy Co., Inc.	$423,976
6,300	Coach, Inc.	207,396
9,000	Comcast Corp. - Class A	152,010
18,500	GameStop Corp. - Class A (a)	489,695
6,650	Genuine Parts Co.	253,099
10,000	Lowe's Companies, Inc.	209,400
23,000	Macy's, Inc.	420,670
30,000	Newell Rubbermaid Inc.	470,700
17,300	Snap-on Inc.	601,348
13,200	Yum! Brands, Inc.	445,632
		3,673,926
CONSUMER STAPLES: 2.8%
7,400	Costco Wholesale Corp. (b)	417,804
7,300	Procter & Gamble Co./The	422,816
		840,620
ENERGY: 11.4%
20,500	Chesapeake Energy Corp.	582,200
7,500	CONSOL Energy Inc.	338,325
13,630	ENSCO International Inc.	579,820
7,100	National-Oilwell Varco Inc. (a)	306,223
9,800	Noble Corp. (d)	372,008
6,000	Petroleo Brasileiro SA - ADR (d)	275,400
3,600	Transocean Ltd. (a)(d)	307,908
10,300	Weatherford International Ltd. (a)(d)	213,519
9,280	XTO Energy, Inc.	383,450
		3,358,853
FINANCIALS: 30.3%
4,814	ACE Ltd. (d)	257,356
10,800	Assurant, Inc.	346,248
65,200	Bank of America Corp.	1,103,184
40,000	Banco Santander SA - ADR (b)(d)	646,000
9,800	BB&T Corp. (b)	266,952
67,000	Fifth Third Bancorp	678,710
17,600	Itau Unibanco Holding SA - ADR (d)	354,640
23,200	Janus Capital Group Inc.	328,976
19,234	JP Morgan Chase & Co.	842,834
4,800	M&T Bank Corp.	299,136
16,250	Metlife, Inc.	618,638
10,000	Morgan Stanley	308,800
10,900	Northern Trust Corp.	633,944
5,900	PNC Financial Services Group, Inc.	286,681
60,000	Regions Financial Corp.	372,600
4,000	Shinhan Financial Group Co., Ltd. - ADR (b)(d)	320,680
6,500	State Street Corp.	341,900
20,000	SunTrust Banks, Inc.	451,000
5,400	Travelers Companies, Inc./The	265,842
13,000	Zions Bancorp.	233,610
		8,957,731
HEALTH CARE: 4.0%
8,060	Abbott Laboratories	398,728
10,000	Covidien Plc (d)	432,600
6,350	Genzyme Corp. (a)	360,235
		1,191,563
INDUSTRIALS: 20.3%
39,080	ABB Ltd. - ADR (d)	783,163
3,280	Burlington Northern Santa Fe Corp.	261,842
9,000	Caterpillar Inc.	461,970
15,200	CSX Corp.	636,272
9,800	Cummins Inc.	439,138
13,982	Deere & Co.	600,108
3,200	Flowserve Corp.	315,328
14,700	Fluor Corp.	747,495
15,200	Ingersoll-Rand Plc (d)	466,184
59,200	Manitowoc Co. Inc./The (b)	560,624
19,000	McDermott International, Inc. (a)(d)	480,130
5,934	Norfolk Southern Corp.	255,815
		6,008,069
INFORMATION TECHNOLOGY: 7.4%
5,800	Adobe Systems Inc. (a)	191,632
11,860	Agilent Technologies, Inc. (a)(b)	330,064
15,200	Applied Materials, Inc.	203,680
17,000	Autodesk, Inc. (a)	404,600
25,500	EMC Corp. (a)	434,520
8,800	Harris Corp.	330,880
13,000	Texas Instruments Inc.	307,970
		2,203,346
MATERIALS: 7.2%
5,000	Freeport-McMoRan Copper & Gold Inc.	343,050
13,580	Nucor Corp.	638,396
15,300	United States Steel Corp. (b)	678,861
20,000	Vale SA - ADR (d)	462,600
		2,122,907
Total Common Stocks
(Cost $25,542,732)		28,357,015

EXCHANGE TRADED FUNDS: 4.8%
12,000	Ultra Basic Materials Proshares (b)	327,240
95,000	Ultra Financials ProShares (b)	560,500
19,000	Ultra Industrials ProShares (b)	533,140
Total Exchange Traded Funds
(Cost $1,012,516)		1,420,880

SHORT TERM INVESTMENT: 0.6%
Money Market Investment: 0.6%
179,574	First American Government Obligations Fund	179,574
Total Short Term Investment
(Cost $179,574)		179,574

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 10.6%
COMMERCIAL PAPER: 1.2%
$ 642,001	Atlantic East Funding LLC, 3.059%, 03/25/10 (c)	355,721

Shares
MONEY MARKET INVESTMENTS: 9.4%
2,777,190	Mount Vernon Securities Lending Trust Prime Portfolio	2,777,190
26,181	Reserve Primary Fund (c)	16,430
		2,793,620

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $3,445,372)		3,149,341

TOTAL INVESTMENTS
(Cost $30,180,194), 111.8%		33,106,810
LIABILITIES IN EXCESS OF OTHER ASSETS, (11.8)%		(3,507,065)
TOTAL NET ASSETS, 100.0%		$29,599,745

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at September 30, 2009.
(c) Fair valued by Valuation Committee as delegated by Rochdale Portfolios' Board of Trustees.
(d) Foreign Security.
ADR American Depository Receipt.

Rochdale Large Value Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited), Continued
Summary of Fair Value Exposure

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$3,673,926	$-	$-	$3,673,926
Consumer Staples	840,620	-	-	840,620
Energy	3,358,853	-	-	3,358,853
Financials	8,957,731	-	-	8,957,731
Health Care	1,191,563	-	-	1,191,563
Industrials	6,008,069	-	-	6,008,069
Information Technology	2,203,346	-	-	2,203,346
Materials	2,122,907	-	-	2,122,907
Total Common Stock	28,357,015	-	-	28,357,015

Exchange Traded Funds	1,420,880	-	-	1,420,880

Short Term Investment	179,574	-	-	179,574

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	-	355,721	-	355,721
Investment Companies	2,777,190	-	16,430	2,793,620
Total Investments Purchased With Cash Proceeds From Securities Lending	2,777,190	355,721	16,430	3,149,341

Total Investments in Securities	$32,734,659	$355,721	$16,430	$33,106,810

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2008	$48,099
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	(31,669)
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2009	$16,430

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Mid/Small Growth Portfolio
Schedule of Investments
September 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS: 101.0%
CONSUMER DISCRETIONARY: 21.8%
9,400	Aaron's, Inc. (b)	$248,160
6,000	Advance Auto Parts, Inc.	235,680
4,500	Aeropostale, Inc. (a)	195,615
8,400	Brinker International, Inc.	132,132
11,000	Cheesecake Factory Inc./The (a)	203,720
7,000	Children's Place Retail Stores, Inc./The (a)	209,720
29,700	CKE Restaurants, Inc.	311,553
6,000	Dollar Tree, Inc. (a)	292,080
9,800	Dress Barn, Inc./The (a)(b)	175,714
14,300	Iconix Brand Group, Inc. (a)	178,321
17,900	LKQ Corp. (a)	331,866
5,700	Panera Bread Co. - Class A (a)	313,500
16,000	PetMed Express, Inc. (a)(b)	301,600
5,300	Rent-A-Center, Inc. (a)	100,064
6,200	Ross Stores, Inc.	296,174
32,300	Shuffle Master, Inc. (a)	304,266
15,000	True Religion Apparel, Inc. (a)	388,950
11,000	Urban Outfitters, Inc. (a)(b)	331,870
13,600	WMS Industries Inc. (a)	606,016
		5,157,001
CONSUMER STAPLES: 4.8%
13,000	China Nepstar Chain Drugstore Ltd. - ADR (b)(d)	79,040
9,000	Church & Dwight Co., Inc.	510,660
10,500	Flowers Foods, Inc. (b)	276,045
7,343	TreeHouse Foods, Inc. (a)	261,925
		1,127,670
ENERGY: 7.5%
10,000	Arena Resources, Inc. (a)	355,000
4,000	Atwood Oceanics, Inc. (a)	141,080
11,000	CONSOL Energy Inc.	496,210
5,000	Dril-Quip, Inc. (a)	248,200
12,346	Southwestern Energy Co. (a)	526,927
		1,767,417
FINANCIALS: 7.2%
6,800	Delphi Financial Group, Inc. - Class A	153,884
3,794	HCC Insurance Holdings, Inc.	103,766
5,250	Prosperity Bancshares, Inc.	182,647
20,000	SEI Investments Co.	393,600
6,200	Signature Bank (a)	179,800
16,590	Tower Group, Inc.	404,630
11,410	W.R. Berkley Corp.	288,445
		1,706,772
HEALTH CARE: 9.9%
19,965	AmSurg Corp. (a)	423,857
4,200	Cubist Pharmaceuticals, Inc. (a)(b)	84,840
2,700	Edwards Lifesciences Corp. (a)	188,757
5,000	Henry Schein, Inc. (a)	274,550
17,750	Martek Biosciences Corp. (a)	400,973
10,000	Meridian Bioscience, Inc.	250,100
6,500	Techne Corp.	406,575
5,550	Waters Corp. (a)	310,023
		2,339,675
INDUSTRIALS: 15.1%
6,000	Aecom Technology Corp.(a)	162,840
8,000	Aegean Marine Petroleum Network Inc. (d)	180,000
5,000	Air Methods Corp. (a)	162,850
9,977	AMETEK, Inc.	348,297
5,500	Bucyrus International, Inc. (b)	195,910
5,908	Copart, Inc. (a)(b)	196,205
3,300	FTI Consulting, Inc. (a)	140,613
12,000	Gafisa SA - ADR (b)(d)	364,320
3,500	IHS Inc. - Class A (a)	178,955
2,989	Jacobs Engineering Group Inc. (a)	137,344
14,700	Kirby Corp. (a)	541,254
12,500	TrueBlue, Inc. (a)	175,875
4,000	URS Corp. (a)	174,600
12,100	Wabtec Corp.	454,113
5,360	Waste Connections, Inc. (a)	154,690
		3,567,866
INFORMATION TECHNOLOGY: 23.4%
31,000	Activision, Inc. (a)	384,090
13,000	Altera Corp.	266,630
7,344	Amphenol Corp. - Class A	276,722
120,000	Bluephoenix Solutions Ltd. (a)(b)(d)	454,800
11,159	Broadridge Financial Solutions, Inc.	224,296
5,800	Ebix, Inc. (a)(b)	321,088
10,000	Fair Isaac Corp.	214,900
7,731	Intuit Inc. (a)	220,334
16,745	Jack Henry & Associates, Inc.	393,005
6,000	Linear Technology Corp. (b)	165,780
12,000	Logitech International SA (a)(b)(d)	220,560
13,000	Longtop Financial Technologies Ltd. - ADR (a)(b)(d)	369,980
11,000	McAfee, Inc. (a)	481,690
22,000	Nuance Communications, Inc. (a)	329,120
25,632	QLogic Corp. (a)	440,870
20,000	VanceInfo Technologies, Inc. - ADR (a)(d)	388,800
11,000	ViaSat, Inc. (a)	292,380
4,000	Xilinx, Inc.	93,680
		5,538,725
MATERIALS: 9.3%
9,406	Airgas, Inc.	454,968
12,000	Albemarle Corp.	415,200
5,952	Ball Corp.	292,838
4,021	Ecolab, Inc.	185,891
10,350	FMC Corp.	582,188
13,500	Sealed Air Corp.	265,005
		2,196,090
TELECOMMUNICATION SERVICES: 2.0%
21,100	Neutral Tandem Inc. (a)(b)	480,236

Total Common Stocks
(Cost $21,694,508)		23,881,452

SHORT TERM INVESTMENT: 2.5%
Money Market Investment: 2.5%
600,648	First American Government Obligations Fund	600,648
Total Short Term Investment
(Cost $600,648)		600,648

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 13.3%
COMMERCIAL PAPER: 1.6%
$ 685,880	Atlantic East Funding LLC, 3.059%, 03/25/10 (c)	380,034

Shares
MONEY MARKET INVESTMENTS: 11.7%
2,742,544	Mount Vernon Securities Lending Trust Prime Portfolio	2,742,544
30,265	Reserve Primary Fund (c)	20,175
		2,762,719
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $3,458,689)		3,142,753

TOTAL INVESTMENTS
(Cost $25,753,845), 116.8%		27,624,853
LIABILITIES IN EXCESS OF OTHER ASSETS, (16.8)%		(3,977,603)
TOTAL NET ASSETS, 100.0%		$23,647,250

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at September 30, 2009.
(c) Fair valued by Valuation Committee as delegated by Rochdale Portfolios' Board of Trustees.
(d) Foreign Security.
ADR American Depository Receipt.

Rochdale Mid/Small Growth Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited), Continued
Summary of Fair Value Exposure

The Portfolio has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$5,157,001	$-	$-	$5,157,001
Consumer Staples	1,127,670	-	-	1,127,670
Energy	1,767,417	-	-	1,767,417
Financials	1,706,772	-	-	1,706,772
Health Care	2,339,675	-	-	2,339,675
Industrials	3,567,866	-	-	3,567,866
Information Technology	5,538,725	-	-	5,538,725
Materials	2,196,090	-	-	2,196,090
	480,236	-	-	480,236
Total Common Stock	23,881,452	-	-	23,881,452

Short Term Investment	600,648	-	-	600,648

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	-	380,034	-	380,034
Investment Companies	2,742,544	-	20,175	2,762,719
Total Investments Purchased With Cash Proceeds From Securities Lending	2,742,544	380,034	20,175	3,142,753

Total Investments in Securities	$27,224,644	$380,034	$20,175	$27,624,853

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2008	$56,547
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	(36,372)
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2009	$20,175

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS: 100.5%
CONSUMER DISCRETIONARY: 16.5%
3,250	BorgWarner, Inc.	$98,345
13,500	Brinker International, Inc.	212,355
5,600	Brinks Home Security Holdings, Inc. (a)	172,424
3,000	Buffalo Wild Wings Inc. (a)(b)	124,830
12,000	Cheesecake Factory Inc./The (a)	222,240
7,000	Children's Place Retail Stores, Inc./The (a)	209,720
2,500	DeVry, Inc.	138,300
25,000	Foot Locker, Inc.	298,750
10,500	Gap, Inc./The	224,700
6,200	Genesco Inc. (a)	149,234
9,000	Iconix Brand Group, Inc. (a)	112,230
5,000	Jo-Ann Stores, Inc. (a)	134,150
5,000	LIFE TIME FITNESS, Inc. (a)	140,250
12,800	Men's Wearhouse, Inc./The	316,160
15,500	Rent-A-Center, Inc. (a)	292,640
30,000	Ruby Tuesday, Inc. (a)	252,600
5,000	Urban Outfitters, Inc. (a)(b)	150,850
8,000	WMS Industries Inc. (a)	356,480
		3,606,258
CONSUMER STAPLES: 4.5%
10,800	BJ's Wholesale Club, Inc. (a)	391,176
6,000	Flowers Foods, Inc. (b)	157,740
6,800	United Natural Foods, Inc. (a)	162,656
6,300	Universal Corp.	263,466
		975,038
ENERGY: 5.8%
12,500	Atwood Oceanics, Inc. (a)	440,875
4,200	Lufkin Industries, Inc.	223,356
4,250	Oceaneering International, Inc. (a)	241,187
4,500	SEACOR Holdings Inc. (a)	367,335
		1,272,753
FINANCIALS: 9.9%
3,750	Cullen/Frost Bankers, Inc.	193,650
28,500	Delphi Financial Group, Inc. - Class A	644,955
19,711	First Horizon National Corp. (a)	260,770
50,000	Huntington Bancshares Inc.	235,500
12,000	New York Community Bancorp, Inc. (b)	137,040
1,700	Northern Trust Corp.	98,872
8,800	Prosperity Bancshares, Inc.	306,152
4,160	StanCorp Financial Group, Inc.	167,939
5,500	Tower Group, Inc.	134,145
		2,179,023
HEALTH CARE: 9.5%
19,500	American Medical Systems Holdings, Inc. (a)	329,940
36,900	Boston Scientific Corp. (a)	390,771
4,750	Cerner Corp. (a)(b)	355,300
3,950	Edwards Lifesciences Corp. (a)	276,144
12,000	Greatbatch, Inc. (a)	269,640
33,000	PAREXEL International Corp. (a)	448,470
		2,070,265
INDUSTRIALS: 19.5%
12,000	Administaff, Inc.	315,240
9,000	Aecom Technology Corp. (a)	244,260
47,000	AerCap Holdings NV (a)(b)(d)	426,290
3,500	Alexander & Baldwin, Inc.	112,315
10,114	Applied Industrial Technologies, Inc.	214,012
11,000	Corrections Corporation of America (a)	249,150
6,000	EnerSys (a)	132,720
2,518	Flowserve Corp.	248,124
2,000	Fluor Corp.	101,700
2,700	FTI Consulting, Inc. (a)(b)	115,047
5,900	Hubbell Inc. - Class B	247,800
5,000	Manpower Inc.	283,550
4,883	Moog, Inc. (a)	144,048
22,150	Quanta Services, Inc. (a)	490,180
15,600	Shaw Group Inc./The (a)	500,604
7,400	URS Corp. (a)	323,010
3,500	Wabtec Corp.	131,355
		4,279,405
INFORMATION TECHNOLOGY: 15.0%
12,500	ADTRAN, Inc.	306,875
13,003	Avnet, Inc. (a)	337,688
13,800	Blue Coat Systems, Inc. (a)	311,742
6,500	CACI International Inc. - Class A (a)	307,255
7,215	Fidelity National Information Services, Inc. (b)	184,055
8,800	Hewitt Associates, Inc. - Class A (a)	320,584
4,000	Informatica Corp. (a)	90,320
12,800	Ingram Micro Inc. - Class A (a)	215,680
8,807	Lender Processing Services, Inc.	336,163
14,000	SAIC, Inc. (a)	245,560
9,700	Tech Data Corp. (a)	403,617
13,900	Tekelec (a)	228,377
		3,287,916
MATERIALS: 11.3%
5,500	AK Steel Holding Corp.	108,515
3,592	AptarGroup, Inc.	134,197
31,200	Calgon Carbon Corp. (a)(b)	462,696
9,000	FMC Corp.	506,250
8,000	GrafTech International Ltd. (a)	117,600
6,620	Lubrizol Corp./The	473,065
6,800	Rock-Tenn Co. - Class A	320,348
13,050	Sensient Technologies Corp.	362,399
		2,485,070
TELECOMMUNICATION SERVICES: 1.0%
10,000	Neutral Tandem Inc. (a)(b)	227,600

UTILITIES: 7.5%
7,000	CMS Energy Corp. (b)	93,800
8,500	DPL Inc. (b)	221,850
2,300	EQT Corp.	97,980
27,410	NV Energy, Inc.	317,682
6,056	OGE Energy Corp.	200,333
7,300	Piedmont Natural Gas Co., Inc. (b)	174,762
8,984	UGI Corp.	225,139
5,695	Unisource Energy Corp.	175,121
5,700	Vectren Corp.	131,328
		1,637,995
Total Common Stocks
(Cost $19,629,248)		22,021,323

EXCHANGE TRADED FUND: 0.7%
25,000	Ultra Real Estate ProShares (b)	149,500
Total Exchange Traded Fund
(Cost $134,663)		149,500

SHORT TERM INVESTMENT: 1.2%
Money Market Investment: 1.2%
256,863	First American Government Obligations Fund	256,863
Total Short Term Investment
(Cost $256,863)		256,863

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 14.0%
COMMERCIAL PAPER: 1.7%
666,273	Atlantic East Funding LLC, 3.059%, 03/25/10 (c)	369,170

Shares
MONEY MARKET INVESTMENTS: 12.3%
2,704,955	Mount Vernon Securities Lending Trust Prime Portfolio	2,704,955
14,587	Reserve Primary Fund (c)	6,985
		2,711,940

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $3,385,815)		3,081,110

TOTAL INVESTMENTS
(Cost $23,406,589), 116.4%		25,508,796
LIABILITIES IN EXCESS OF OTHER ASSETS, (16.4)%		(3,595,918)
TOTAL NET ASSETS, 100.0%		$21,912,878

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at September 30, 2009.
(c) Fair valued by Valuation Committee as delegated by Rochdale Portfolios' Board of Trustees.
(d) Foreign Security.

Rochdale Mid/Small Value Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited), Continued
Summary of Fair Value Exposure

The Portfolio has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$3,606,258	$-	$-	$3,606,258
Consumer Staples	975,038	-	-	975,038
Energy	1,272,753	-	-	1,272,753
Financials	2,179,023	-	-	2,179,023
Health Care	2,070,265	-	-	2,070,265
Industrials	4,279,405	-	-	4,279,405
Information Technology	3,287,916	-	-	3,287,916
Materials	2,485,070	-	-	2,485,070
Telecommunication Services	227,600	-	-	227,600
Utilities	1,637,995	-	-	1,637,995
Total Common Stock	22,021,323	-	-	22,021,323

Exchange Traded Fund	149,500	-	-	149,500

Short Term Investment	256,863	-	-	256,863

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	-	369,170	-	369,170
Investment Companies	2,704,955	-	6,985	2,711,940
Total Investments Purchased With Cash Proceeds From Securities Lending	2,704,955	369,170	6,985	3,081,110

Total Investments in Securities	$25,132,641	$369,170	$6,985	$25,508,796

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2008	$25,064
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	(18,079)
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2009	$6,985

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The cost basis of investments for federal income tax purposes as of September 30, 2009 was as follows*:

	Large Growth	Large Value	Mid/Small Growth	Mid/Small Value
COST OF INVESTMENTS	$29,303,984	$30,180,194	$25,753,845	$23,406,589
GROSS UNREALIZED APPRECIATION	5,578,815	3,676,148	2,828,419	3,170,270
GROSS UNREALIZED DEPRECIATION	(507,532)	(749,532)	(957,411)	(1,068,063)

NET UNREALIZED DEPRECIATION	$5,071,283	$2,926,616	$1,871,008	$2,102,207

	Dividend & Income	Intermediate Fixed Income	Fixed Income Opportunities
COST OF INVESTMENTS	$58,770,036	$65,684,846	$128,990,376
GROSS UNREALIZED APPRECIATION	6,020,980	1,715,172	3,499,815
GROSS UNREALIZED DEPRECIATION	(9,578,213)	(545,914)	(246,147)

NET UNREALIZED DEPRECIATION	($3,557,233)	$1,169,258	$3,253,668

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Investment Trust

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                                   Garrett R. D’Alessandro, President

Date   November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                                 Garrett R. D’Alessandro, President

Date   November 30, 2009

By (Signature and Title) /s/ Edmund L. Towers
                                                                 Edmund L. Towers, Treasurer

Date   November 30, 2009